Employee Benefit Plans (Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	$ 15,943
2021	16,473
2022	18,981
2023	21,445
2024	23,621
2025 through 2029	136,931
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	1,163
2021	1,187
2022	1,141
2023	1,080
2024	938
2025 through 2029	$ 4,069